Consolidated statements of cash flow - DKK DKK in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statements of cash flow
Net loss for the year	DKK (272,271)	DKK (153,910)	DKK (113,957)
Adjustments for non-cash items	25,379	57,685	47,474
Change in working capital	(14,291)	153,452	(140,834)
Financial income received	2,048	592	1,269
Financial expenses paid	(25,111)	(22,790)	(24,969)
Income tax receipt	5,500	5,875	6,250
Cash (outflow)/inflow from operating activities	(278,746)	40,904	(224,767)
Transfer to restricted cash related to the royalty bond	(60,675)	(305,120)	0
Transfer from restricted cash related to the royalty bond	365,795	0	0
Transfer from restricted cash for royalty bond interest payments	7,725	7,786	2,419
Change in deposit	(39)	(24)	27
Purchase of other investments	(9,312)	0	0
Purchase of securities	(75,037)	0	0
Purchase of property, plant and equipment	(7,226)	(2,600)	(4,040)
Sale of fixed assets	120	0	0
Cash (outflow)/inflow from investing activities	221,351	(299,958)	(1,594)
Proceeds from issuance of shares related to exercise of warrants	6,790	21,935	96,413
Proceeds from initial public offering	567,076	0	0
Costs related to initial public offering	(59,576)	0	0
Proceeds from private placement of new shares	0	143,072	0
Costs related to private placement of new shares	0	(7,861)	0
Repayment of royalty bond	(176,360)	0	0
Cash inflow from financing activities	337,930	157,146	96,413
(Decrease)/increase in cash and cash equivalents	280,535	(101,908)	(129,948)
Cash and cash equivalents at the beginning of the year	323,330	418,796	516,849
Exchange rate adjustments	(15,147)	6,442	31,895
Cash and cash equivalents at the end of the year	DKK 588,718	DKK 323,330	DKK 418,796